Disposition of renewable energy business (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Discontinued Operations
The following table presents the carrying values of the major classes of assets held for sale and liabilities associated with assets held for sale included in AQN's consolidated balance sheets:

December 31,
(millions of U.S. dollars)	2024
Assets held for sale
Current assets
Cash and cash equivalents	$56.7
Trade and other receivables, net	85.4
Supplies and consumables inventory	4.2
Prepaid expenses	8.6
Derivatives instruments	4.3
Other assets	7.3
166.5
Non-current assets
Property, plant and equipment, net	3,219.8
Intangible assets, net	15.6
Other long-term investments	277.6
Derivative instruments	3.6
Other assets	12.5
3,529.1
Total assets held for sale	$3,695.6

Liabilities associated with assets held for sale
Current liabilities
Accounts payable	$23.0
Accrued liabilities	106.8
Other long-term liabilities	0.8
Derivative instruments	22.4
153.0
Non-current liabilities
Long-term debt	1,348.7
Derivative instruments	98.5
Pension and other post-employment benefits obligation	0.2
Other long-term liabilities	126.9
1,574.3

Total liabilities associated with assets held for sale	$1,727.3
As of December 31, 2025, the non-controlling interests - tax equity partnership units balance is $nil (2024 - $700.3 million), the other non-controlling interests balance is $nil (2024 - $291.7 million) and the redeemable non-controlling interest balance is $nil (2024 - $5.0 million).
23.Disposition of renewable energy business (continued)
(b)Net loss from discontinued operations
The following table presents the results of the discontinued operations, which are included in loss from discontinued operations, net of tax in AQN's consolidated statements of operations:

	Years ended December 31,
(millions of U.S. dollars)	2025	2024
Revenue
Non-regulated energy sales	$7.4	$276.1
Other revenue	—	63.6
	7.4	339.7
Operating expenses	8.7	192.9
Non-regulated energy purchased	—	5.4
Depreciation and amortization	—	81.0
Loss on foreign exchange	—	12.5
	$8.7	$291.8
Operating earnings (loss) from discontinued operations	(1.3)	47.9
Interest expense	—	(55.4)
Income (loss) from long-term investments	8.1	(89.9)
Loss on derivative financial instruments	—	(130.7)
Loss on disposition	(0.8)	(1,357.3)
Other net losses	(45.5)	(49.1)
Pension and other post-employment non-service costs	—	(0.1)
Loss before income taxes	(39.5)	(1,634.6)
Income tax recovery	1.8	128.3
Loss from discontinued operations	$(37.7)	$(1,506.3)
Add: Net earnings attributable to non-controlling interests included in discontinued operations	—	60.5
Net loss from discontinued operations attributable to AQN	$(37.7)	$(1,445.8)
The discontinued operations' held for sale assets include pre-tax impairments of $1,357.3 million for the year ended December 31, 2024. The impairment was recorded to write-down the carrying amount of the property, plant and equipment based on the sale consideration. These losses were included in loss from discontinued operations, net of tax in AQN's consolidated statements of operations.
During the third quarter of 2024, the Company discontinued hedge accounting of the Company's net investment in Canadian investments and subsidiaries, and de-designated the related hedging instruments as the forecasted transactions being hedged were no longer probable. As a result, $94.6 million was reclassified from accumulated other comprehensive income to loss from discontinued operations, net of tax, in the Company's consolidated statements of operations for the year ended December 31, 2024.
23.Disposition of renewable energy business (continued)
(c)Cash flow from discontinued operations
AQN has elected not to separately disclose discontinued operations on AQN's consolidated statements of cash flows. The following table summarizes AQN's cash flows from discontinued operations:

	Years ended December 31,
(millions of U.S. dollars)	2025	2024
Cash flows provided by (used in)
Operating activities	$—	$121.3
Investing activities	—	(196.0)